SCHEDULE OF BASIC LOSS PER COMMON SHARE POTENTIAL DILUTIVE SECURITIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net loss attributable to GBS Inc.	$ (6,343,906)	$ (1,335,246)	$ (7,972,799)	$ (6,227,896)	$ (8,306,051)	$ (7,037,286)
Basic and diluted net loss per share attributed to common shareholders	$ (5.72)	$ (1.79)	$ (8.67)	$ (8.54)	$ (0.57)	$ (0.68)
Weighted-average number of shares outstanding	1,108,672	744,495	919,545	729,533	14,665,263	10,414,886